UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • July 31, 2016 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (32.3%)
		Australia (1.7%)
		Energy
$1,200		APT Pipelines Ltd. (a)	4.20%		03/23/25	$1,237,446
EUR	1,400	Origin Energy Finance Ltd.	7.875	(b)	06/16/71	1,551,505
	500	Santos Finance Ltd.	8.25	(b)	09/22/70	560,521
						3,349,472
		Finance
	1,800	Commonwealth Bank of Australia	2.00	(b)	04/22/27	1,983,796
		Industrials
	1,850	Aurizon Network Pty Ltd.	3.125		06/01/26	2,300,319
		Total Australia				7,633,587

		Austria (0.2%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	(b)	10/09/43	724,022

		Belgium (0.2%)
		Basic Materials
	230	Solvay Finance SA	5.118	(b)	(c)	274,902
	700	Solvay Finance SA	5.425	(b)	(c)	839,650
		Total Belgium				1,114,552

		Brazil (0.4%)
		Consumer, Non-Cyclical
	300	BRF SA	2.75		06/03/22	337,285
		Finance
$800		Banco ABC Brasil SA	7.875		04/08/20	831,640
	450	Banco Daycoval SA (a)	5.75		03/19/19	455,625
						1,287,265
		Total Brazil				1,624,550

		Canada (0.3%)
		Basic Materials
	500	Lundin Mining Corp. (a)	7.50		11/01/20	530,100
		Consumer, Cyclical
	750	Air Canada (a)(d)	7.75		04/15/21	787,500
		Total Canada				1,317,600

		Chile (0.1%)
		Consumer, Non-Cyclical
	425	Cencosud SA (a)	6.625		02/12/45	453,726

		China (0.3%)
		Communications
	631	Ctrip.com International Ltd.	1.25		10/15/18	797,821
		Utilities
	750	ENN Energy Holdings Ltd.	0.00	(e)	02/26/18	774,375
		Total China				1,572,196

		Colombia (0.2%)
		Energy
	700	Ecopetrol SA (d)	5.875		09/18/23	733,250

		Denmark (0.0%) (f)
		Finance
DKK	(g)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	1

		France (2.0%)
		Communications
$750		SFR Group SA (a)	6.00		05/15/22	734,062
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific	4.875	(b)	(c)	563,193
		Energy
700		TOTAL SA	2.25	(b)	(c)	765,481
$600		TOTAL SA, Series FP	0.50		12/02/22	612,750
						1,378,231
		Finance
EUR	650	AXA SA	5.25	(b)	04/16/40	815,085
$875		BPCE SA (a)	5.15		07/21/24	926,358
EUR	1,400	Credit Agricole Assurances SA	4.50	(b)	(c)	1,564,246
500		Societe Generale SA	2.625		02/27/25	585,563
						3,891,252
		Industrials
800		Verallia Packaging SASU	5.125		08/01/22	948,064
		Utilities
500		Electricite de France SA	5.00	(b)	(c)	530,841
800		Veolia Environnement SA	4.45	(b)	(c)	944,711
						1,475,552
		Total France				8,990,354

		Germany (1.6%)
		Communications
600		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH	4.00		01/15/25	700,148
		Consumer, Cyclical
500		Volkswagen International Finance N.V.	4.625	(b)	(c)	582,059
$535		ZF North America Capital, Inc. (a)	4.50		04/29/22	557,069
						1,139,128
		Consumer, Non-Cyclical
EUR	550	Bayer AG	3.75	(b)	07/01/74	634,493
		Finance
1,000		Allianz Finance II BV	5.75	(b)	07/08/41	1,304,148
1,200		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(b)	05/26/41	1,592,802
1,100		Vonovia Finance BV	4.625	(b)	04/08/74	1,307,893
						4,204,843
		Utilities
GBP	500	RWE AG	7.00	(b)	(c)	670,823
		Total Germany				7,349,435

		India (0.1%)
		Basic Materials
$550		Vedanta Resources PLC (a)	6.00		01/31/19	507,375

		Israel (0.2%)
		Consumer, Non-Cyclical
1,085		Teva Pharmaceutical Finance Netherlands III BV	2.20		07/21/21	1,091,741

		Italy (0.9%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	635,078
		Finance
1,100		Assicurazioni Generali SpA	10.125	(b)	07/10/42	1,608,877
$500		Intesa Sanpaolo SpA (a)(d)	6.50		02/24/21	570,241
						2,179,118

		Utilities
EUR	1,000	Enel SpA	5.00	(b)	01/15/75	1,197,919
		Total Italy				4,012,115

		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(e)	09/30/22	1,056,010

		Jersey (0.1%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	568,157

		Luxembourg (0.1%)
		Finance
$355		Ardagh Finance Holdings SA (a)(h)	8.625		06/15/19	367,878

		Mexico (0.3%)
		Communications
EUR	800	America Movil SAB de CV	0.00	(e)	05/28/20	881,208
		Utilities
$387		Fermaca Enterprises S de RL de CV (a)	6.375		03/30/38	397,400
		Total Mexico				1,278,608

		Netherlands (2.2%)
		Consumer, Cyclical
650		Playa Resorts Holding BV (a)	8.00		08/15/20	663,813
		Finance
EUR	550	ABN Amro Bank N.V	6.375		04/27/21	754,283
1,000		ABN Amro Bank N.V.	2.875	(b)	06/30/25	1,165,433
600		Achmea BV	6.00	(b)	04/04/43	730,871
450		Aegon N.V.	4.00	(b)	04/25/44	488,168
$500		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.75		05/15/19	518,750
EUR	1,400	ASR Nederland N.V.	5.00	(b)	(c)	1,624,135
1,825		Cooperatieve Rabobank UA	5.50	(b)	(c)	2,017,397
$1,325		ING Bank N.V. (a)	5.80		09/25/23	1,477,613
						8,776,650
		Industrials
EUR	400	Constellium N.V.	4.625		05/15/21	380,187
300		Constellium N.V.	7.00		01/15/23	298,087
						678,274
		Total Netherlands				10,118,737

		Portugal (0.4%)
		Utilities
1,000		EDP - Energias de Portugal SA	5.375	(b)	09/16/75	1,140,472
$425		EDP Finance BV (a)	4.125		01/15/20	445,998
		Total Portugal				1,586,470

		Spain (1.9%)
		Communications
EUR	1,100	Telefonica Europe BV	5.875	(b)	(c)	1,308,508
		Energy
500		Repsol International Finance BV	4.50	(b)	03/25/75	488,242
		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75	(b)	(c)	1,020,153
900		Banco Santander SA	6.25	(b)	(c)	900,650
$800		Banco Santander SA	6.375	(b)	(c)	736,028
EUR	1,100	BBVA Subordinated Capital SAU	3.50	(b)	04/11/24	1,274,856
						3,931,687

		Utilities
1,200		Gas Natural Fenosa Finance BV	3.375	(b)	(c)	1,274,878
1,200		IE2 Holdco SAU	2.875		06/01/26	1,435,058
						2,709,936
		Total Spain				8,438,373

		Switzerland (0.5%)
		Finance
$1,000		Credit Suisse AG (a)	6.50		08/08/23	1,095,000
950		UBS AG	5.125		05/15/24	998,684
		Total Switzerland				2,093,684

		United Arab Emirates (0.2%)
		Finance
EUR	1,100	Aabar Investments PJSC	1.00		03/27/22	873,773

		United Kingdom (2.8%)
		Communications
GBP	509	Virgin Media Finance PLC (a)	6.375		10/15/24	702,266
EUR	750	Vodafone Group PLC	2.20		08/25/26	936,038
						1,638,304
		Consumer, Cyclical
850		International Game Technology PLC	4.75		02/15/23	1,027,512
GBP	500	John Lewis PLC	4.25		12/18/34	726,335
						1,753,847
		Consumer, Non-Cyclical
EUR	800	EC Finance PLC	5.125		07/15/21	930,311
GBP	350	Voyage Care Bondco PLC	6.50		08/01/18	453,693
						1,384,004
		Finance
EUR	400	Aviva PLC	3.875	(b)	07/03/44	449,753
1,200		Lloyds Bank PLC	6.50		03/24/20	1,580,081
1,200		Lloyds Banking Group PLC	6.375	(b)	(c)	1,315,708
GBP	500	Nationwide Building Society	6.875	(b)	(c)	638,869
50		RSA Insurance Group PLC	9.375	(b)	05/20/39	78,178
$1,425		Santander UK PLC (a)	5.00		11/07/23	1,490,407
700		Standard Chartered PLC (a)	5.70		03/26/44	782,073
						6,335,069
		Industrials
500		CEVA Group PLC (a)	4.00		05/01/18	452,500
139		SAExploration Holdings, Inc. (a)(h)	10.00		04/14/19	100,412
						552,912
		Utilities
GBP	750	NGG Finance PLC	5.625	(b)	06/18/73	1,108,785
		Total United Kingdom				12,772,921

		United States (15.4%)
		Basic Materials
$512		Chemtura Corp. (d)	5.75		07/15/21	528,640
400		Hexion, Inc.	8.875		02/01/18	359,000
400		Hexion, Inc.	10.00		04/15/20	393,000
500		International Wire Group, Inc. (a)	10.75		08/01/21	482,500
500		Prince Mineral Holding Corp. (a)	11.50		12/15/19	462,500
						2,225,640
		Communications
900		AT&T, Inc.	6.30		01/15/38	1,129,024
500		Cable One, Inc. (a)	5.75		06/15/22	523,750
900		Charter Communications Operating LLC/Charter Communications Operating Capital (a)	4.908		07/23/25	995,522
750		CSC Holdings LLC (d)	5.25		06/01/24	715,793
500		DISH DBS Corp.	5.00		03/15/23	472,500

500	inVentiv Health, Inc. (a)	9.00		01/15/18	517,500
500	Lamar Media Corp.	5.00		05/01/23	523,125
675	LinkedIn Corp.	0.50		11/01/19	671,625
700	MDC Partners, Inc. (a)	6.50		05/01/24	680,750
400	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.25		08/01/21	419,000
340	Motorola Solutions, Inc. (d)	4.00		09/01/24	340,403
1,150	Netflix, Inc.	5.50		02/15/22	1,227,625
950	Omnicom Group, Inc.	3.60		04/15/26	1,014,149
550	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.25		02/15/22	569,938
1,100	Priceline Group, Inc. (The) (d)	0.90		09/15/21	1,140,562
925	T-Mobile USA, Inc.	6.836		04/28/23	990,906
725	Twitter, Inc. (d)	0.25		09/15/19	672,891
825	Verizon Communications, Inc.	4.672		03/15/55	860,785
					13,465,848
	Consumer, Cyclical
500	Allied Specialty Vehicles, Inc. (a)	8.50		11/01/19	514,000
1,000	Aramark Services, Inc. (a)	4.75		06/01/26	1,012,500
500	Century Communities, Inc.	6.875		05/15/22	498,750
449	CVS Pass-Through Trust (a)	4.163		08/11/36	475,060
475	Dollar Tree, Inc.	5.75		03/01/23	515,375
1,400	General Motors Financial Co., Inc.	4.30		07/13/25	1,466,170
500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	430,000
425	Global Partners LP/GLP Finance Corp.	7.00		06/15/23	362,313
400	Guitar Center, Inc. (a)	6.50		04/15/19	355,000
500	Hanesbrands, Inc. (a)	4.875		05/15/26	513,750
450	HD Supply, Inc.	7.50		07/15/20	470,812
500	JC Penney Corp., Inc.	8.125		10/01/19	525,000
1,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25		06/01/26	1,060,620
575	Lear Corp.	5.25		01/15/25	616,687
750	MGM Resorts International (d)	6.00		03/15/23	813,285
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	1.00		12/31/40	0
345	Rite Aid Corp.	6.75		06/15/21	363,444
500	RSI Home Products, Inc. (a)	6.50		03/15/23	526,250
750	Sally Holdings LLC/Sally Capital, Inc. (d)	5.625		12/01/25	810,000
500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC (a)	5.875		05/15/21	510,000
500	Sonic Automotive, Inc. (d)	5.00		05/15/23	496,250
500	Speedway Motorsports, Inc.	5.125		02/01/23	513,750
500	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50		06/01/24	503,750
250	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75		03/01/25	250,000
500	Tempur Sealy International, Inc. (a)	5.50		06/15/26	507,190
1,100	Tesla Motors, Inc.	0.25		03/01/19	1,018,187
650	Toll Brothers Finance Corp.	0.50		09/15/32	634,969
300	Tops Holding LLC/Tops Markets II Corp. (a)	8.00		06/15/22	262,500
700	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)(d)	5.50		03/01/25	706,125
					16,731,737
	Consumer, Non-Cyclical
350	Acadia Healthcare Co., Inc.	5.125		07/01/22	346,500
500	Central Garden & Pet Co. (d)	6.125		11/15/23	532,500
500	Harland Clarke Holdings Corp. (a)	9.75		08/01/18	513,750
550	HCA, Inc.	4.75		05/01/23	574,750
975	Illumina, Inc.	0.00	(e)	06/15/19	996,938
1,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50		04/15/25	927,500
500	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a)	5.875		01/15/24	533,750

400	Quintiles Transnational Corp. (a)	4.875		05/15/23	411,048
400	RR Donnelley & Sons Co.	7.875		03/15/21	436,000
860	United Rentals North America, Inc. (d)	5.75		11/15/24	896,550
1,550	Whole Foods Market, Inc. (a)	5.20		12/03/25	1,679,809
					7,849,095
	Diversified
775	Argos Merger Sub, Inc. (a)(d)	7.125		03/15/23	811,813
	Energy
460	Carrizo Oil & Gas, Inc. (d)	6.25		04/15/23	438,150
250	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.25		04/01/23	233,750
775	Ensco PLC	5.75		10/01/44	454,344
1,150	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00		12/01/24	1,075,250
55	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75		10/01/25	52,250
675	MPLX LP	4.00		02/15/25	654,067
350	Newfield Exploration Co.	5.375		01/01/26	336,000
400	Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125		11/15/20	407,000
500	Rice Energy, Inc.	6.25		05/01/22	490,000
875	Rowan Cos., Inc.	5.85		01/15/44	633,976
					4,774,787
	Finance
450	Ally Financial, Inc.	4.125		03/30/20	462,654
450	Ally Financial, Inc.	4.25		04/15/21	460,688
375	Bank of America Corp.	6.11		01/29/37	463,219
1,175	Bank of America Corp., MTN	4.25		10/22/26	1,240,907
925	Citigroup, Inc.	5.50		09/13/25	1,054,922
500	DuPont Fabros Technology LP	5.625		06/15/23	524,375
775	Extra Space Storage LP (a)	3.125		10/01/35	854,437
1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,710,470
600	Iron Mountain, Inc. (a)	4.375		06/01/21	622,500
500	iStar, Inc.	6.50		07/01/21	498,125
550	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	517,000
500	KCG Holdings, Inc. (a)	6.875		03/15/20	486,250
574	Kennedy-Wilson, Inc.	5.875		04/01/24	581,892
400	Provident Funding Associates LP/PFG Finance Corp. (a)(d)	6.75		06/15/21	384,000
520	Prudential Financial, Inc.	5.625	(b)	06/15/43	557,440
500	Starwood Property Trust, Inc.	4.55		03/01/18	535,313
					10,954,192
	Industrials
300	Apex Tool Group LLC (a)	7.00		02/01/21	270,750
350	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/20	294,875
500	Ball Corp.	4.00		11/15/23	509,375
250	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	203,750
500	Florida East Coast Holdings Corp. (a)	6.75		05/01/19	515,000
550	JB Poindexter & Co., Inc. (a)	9.00		04/01/22	596,063
800	Kemet Corp.	10.50		05/01/18	800,000
500	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	478,750
750	MasTec, Inc.	4.875		03/15/23	721,875
705	OPE KAG Finance Sub, Inc. (a)	7.875		07/31/23	717,337
500	SBA Communications Corp.	4.875		07/15/22	513,750
480	Silgan Holdings, Inc.	5.00		04/01/20	489,600
500	Standard Industries, Inc. (a)	5.375		11/15/24	526,875
500	Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	506,250
400	Summit Materials LLC/Summit Materials Finance Corp. (a)	8.50		04/15/22	433,000
500	Techniplas LLC (a)	10.00		05/01/20	390,000

	500	XPO Logistics, Inc. (a)	7.875		09/01/19	519,375
	500	Zachry Holdings, Inc. (a)	7.50		02/01/20	503,750
						8,990,375
		Technology
	650	Akamai Technologies, Inc. (d)	0.00	(e)	02/15/19	633,753
	650	Citrix Systems, Inc. (d)	0.50		04/15/19	764,969
	750	First Data Corp. (a)	5.75		01/15/24	756,548
	592	ON Semiconductor Corp., Series B	2.625		12/15/26	635,290
	550	ServiceNow, Inc. (d)	0.00	(e)	11/01/18	651,406
						3,441,966
		Total United States				69,245,453
		Total Corporate Bonds (Cost $150,795,069)				145,524,568

		Sovereign (28.3%)
		Argentina (0.6%)
	2,210	Argentine Republic Government International Bond (a)	7.50		04/22/26	2,405,585
	460	Provincia de Cordoba (a)(d)	7.125		06/10/21	464,600
		Total Argentina				2,870,185

		Australia (1.3%)
AUD	7,100	Australia Government Bond	3.25		04/21/25	6,007,862

		Bermuda (0.1%)
$530		Bermuda Government International Bond (a)	4.854		02/06/24	580,350

		Brazil (2.8%)
BRL	43,000	Brazil Letras do Tesouro Nacional	0.00	(e)	01/01/19	10,059,366
$2,150		Brazilian Government International Bond (d)	6.00		04/07/26	2,378,975
		Total Brazil				12,438,341

		Canada (1.5%)
CAD	4,000	Canadian Government Bond	0.25		05/01/17	3,057,205
	4,300	Canadian Government Bond	1.50		06/01/23	3,455,743
		Total Canada				6,512,948

		Colombia (0.5%)
$2,130		Colombia Government International Bond (d)	4.50		01/28/26	2,283,892

		Cyprus (1.0%)
EUR	3,900	Cyprus Government International Bond	3.875		05/06/22	4,477,055

		Dominican Republic (0.7%)
$2,900		Dominican Republic International Bond	5.50		01/27/25	3,023,250

		Greece (0.9%)
EUR	290	Hellenic Republic Government Bond (n)	3.00		02/24/23	247,253
	290	Hellenic Republic Government Bond (n)	3.00		02/24/24	241,377
	290	Hellenic Republic Government Bond (n)	3.00		02/24/25	235,163
	290	Hellenic Republic Government Bond (n)	3.00		02/24/26	231,038
	290	Hellenic Republic Government Bond (n)	3.00		02/24/27	224,526
	290	Hellenic Republic Government Bond (n)	3.00		02/24/28	220,461
	290	Hellenic Republic Government Bond (n)	3.00		02/24/29	216,022
	290	Hellenic Republic Government Bond (n)	3.00		02/24/30	212,750
	290	Hellenic Republic Government Bond (n)	3.00		02/24/31	210,124
	290	Hellenic Republic Government Bond (n)	3.00		02/24/32	207,438
	290	Hellenic Republic Government Bond (n)	3.00		02/24/33	205,441
	290	Hellenic Republic Government Bond (n)	3.00		02/24/34	202,724
	290	Hellenic Republic Government Bond (n)	3.00		02/24/35	199,674
	290	Hellenic Republic Government Bond (n)	3.00		02/24/36	197,774
	290	Hellenic Republic Government Bond (n)	3.00		02/24/37	196,155
	290	Hellenic Republic Government Bond (n)	3.00		02/24/38	195,344
	290	Hellenic Republic Government Bond (n)	3.00		02/24/39	195,051
	290	Hellenic Republic Government Bond (n)	3.00		02/24/40	193,866
	290	Hellenic Republic Government Bond (n)	3.00		02/24/41	194,397
	290	Hellenic Republic Government Bond (n)	3.00		02/24/42	194,089
		Total Greece				4,220,667

		Hungary (3.4%)
HUF	2,445,000	Hungary Government Bond	6.00	11/24/23	10,896,913
186,000		Hungary Government Bond	7.50	11/12/20	825,434
$2,950		Hungary Government International Bond (d)	5.75	11/22/23	3,399,580
		Total Hungary			15,121,927

		Indonesia (1.6%)
900		Indonesia Government International Bond (a)	3.75	04/25/22	942,660
5,500		Indonesia Government International Bond (a)	5.875	01/15/24	6,445,901
		Total Indonesia			7,388,561

		Ivory Coast (0.2%)
1,139		Ivory Coast Government International Bond	5.75	12/31/32	1,092,960

		Kazakhstan (0.3%)
1,150		KazMunayGas National Co., JSC	6.375	04/09/21	1,247,750

		Mexico (1.6%)
MXN	115,000	Mexican Bonos	7.75	05/29/31	7,020,876

		New Zealand (1.1%)
NZD	5,800	New Zealand Government Bond	4.50	04/15/27	5,107,326

		Peru (0.5%)
$2,000		Peruvian Government International Bond (d)	4.125	08/25/27	2,230,000

		Poland (1.2%)
PLN	21,000	Poland Government Bond	2.50	07/25/26	5,224,936

		Portugal (1.0%)
EUR	3,400	Portugal Obrigacoes do Tesouro OT (a)	5.65	02/15/24	4,569,786

		Romania (0.7%)
RON	11,300	Romania Government Bond	4.75	02/24/25	3,178,419

		Russia (0.5%)
$2,000		Russian Foreign Bond - Eurobond	4.875	09/16/23	2,170,364

		South Africa (1.7%)
1,240		Eskom Holdings SOC Ltd.	7.125	02/11/25	1,271,000
ZAR	95,000	South Africa Government Bond	8.00	01/31/30	6,305,981
		Total South Africa			7,576,981

		Spain (1.0%)
EUR	2,750	Spain Government Bond (a)	4.20	01/31/37	4,380,402

		Ukraine (0.2%)
$1,100		Ukraine Government International Bond	7.75	09/01/26	1,067,000

		United Kingdom (3.6%)
GBP	340	HSS Financing PLC	6.75	08/01/19	440,996
10,800		United Kingdom Gilt	2.00	09/07/25	15,937,583
		Total United Kingdom			16,378,579

		United States (0.2%)
$325		Select Medical Corp. (d)	6.375	06/01/21	323,173
400		Shape Technologies Group, Inc. (a)	7.625	02/01/20	399,752
		Total United States			722,925

		Venezuela (0.1%)
1,500		Petroleos de Venezuela SA	6.00	11/15/26	551,250
		Total Sovereign (Cost $122,706,852)			127,444,592

		Agency Fixed Rate Mortgages (0.0%) (f)
1		Federal Home Loan Mortgage Corporation, Gold Pools:	6.50	02/01/29- 10/01/32	1,462
		Federal National Mortgage Association, Conventional Pools:
66			6.50	05/01/28–09/01/32	76,345
7			7.00	08/01/29–11/01/32	8,624
		Government National Mortgage Association, Various Pools:
19			7.50	07/20/25	21,130

82		8.00		01/15/22–05/15/30	86,185
	Total Agency Fixed Rate Mortgages (Cost $176,068)				193,746

	Asset-Backed Securities (5.7%)
364	Asset-Backed Securities Corp. Home Equity Loan Trust	0.678	(b)	03/25/36	325,174
190	Bayview Opportunity Master Fund IIIa Trust (a)	3.844		11/28/29	189,416
	Bear Stearns Asset-Backed Securities I Trust
702		0.748	(b)	10/25/36	510,042
1,555		0.808	(b)	03/25/37	861,043
530	Bear Stearns Asset-Backed Securities Trust	0.808	(b)	01/25/47	514,582
2,320	Carrington Mortgage Loan Trust	0.798	(b)	01/25/36	1,990,529
363	CDC Mortgage Capital Trust	1.108	(b)	01/25/33	338,261
1,518	Credit-Based Asset Servicing and Securitization LLC	0.638	(b)	05/25/36	1,115,369
1,794	CWABS Asset-Backed Certificates Trust	0.728	(b)	10/25/46	1,396,095
430	EMC Mortgage Loan Trust (a)	1.453	(b)	11/25/30	382,425
1,293	Fieldstone Mortgage Investment Trust	0.758	(b)	04/25/47	927,637
	GSAA Home Equity Trust
2,060		0.558	(b)	12/25/46	1,092,993
635		6.002		11/25/36	415,542
1,258	GSAA Trust	6.099		03/25/37	620,323
	Invitation Homes Trust
700	(a)	4.982	(b)	12/17/31	712,886
1,417	(a)	5.232	(b)	08/17/32	1,425,528
542	Mastr Specialized Loan Trust (a)	0.838	(b)	05/25/37	429,276
850	Merrill Lynch Mortgage Investors Trust	0.728	(b)	08/25/37	525,127
	Nationstar HECM Loan Trust
1,300	(a)	3.598		06/25/26	1,299,997
1,826	(a)	6.657		11/25/25	1,818,313
1,395	Ownit Mortgage Loan Trust	0.758	(b)	03/25/37	1,105,822
712	RAMP Trust	0.808	(b)	11/25/35	591,582
1,006	RMAT LLC (a)	4.826		06/25/35	988,376
800	Silver Bay Realty Trust (a)	3.996	(b)	09/17/31	767,939
301	Sunset Mortgage Loan Co., LLC (a)	3.721		11/16/44	299,758
1,900	Vericrest Opportunity Loan Trust (a)	4.25		03/26/46	1,929,657
1,126	VOLT NPL X LLC (a)	4.75		10/26/54	1,092,471
400	VOLT XIX LLC (a)	5.00		04/25/55	390,092
399	VOLT XXII LLC (a)	4.25		02/25/55	382,244
799	VOLT XXXI LLC (a)	4.50		02/25/55	768,367
595	VOLT XXXIII LLC (a)	4.25		03/25/55	573,716
	Total Asset-Backed Securities (Cost $25,797,232)				25,780,582

	Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
	Federal Home Loan Mortgage Corporation,
	IO
8,521		0.952	(b)	01/25/31	779,725
	IO REMIC
2,560		1.795	(b)	02/15/38	165,121
	Federal National Mortgage Association,
	IO REMIC
3,273		1.86	(b)	03/25/44	222,478
5,094		1.95	(b)	10/25/39	393,320
1,172		6.062	(b)	08/25/41	176,831
3,308	Government National Mortgage Association, IO	5.764	(b)	12/20/42	533,481
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,833,751)				2,270,956

	Commercial Mortgage-Backed Securities (4.7%)
633	BAMLL Commercial Mortgage Securities Trust (a)	5.942	(b)	12/15/31	545,204
650	BAMLL Re-REMIC Trust (a)	1.872	(b)	09/27/44	599,248
900	CFCRE Mortgage Trust (a)	4.242	(b)	07/15/30	885,899
	COMM Mortgage Trust

	363	(a)	3.495		09/10/47	277,052
	490	(a)	4.172	(b)	03/10/46	449,913
	139	(a)	4.738	(b)	07/15/47	114,203
	473	(a)	4.751	(b)	12/10/23	451,538
	424	(a)	4.905	(b)	04/10/47	382,751
		IO
	4,790		0.996	(b)	02/10/47	177,522
	335	Commercial Mortgage Pass-Through Certificates (a)	4.604	(b)	02/10/47	300,912
	3,068	COOF Securitization Trust, IO (a)	2.729	(b)	10/25/40	376,493
	5,599	COOF Securitization Trust II, IO (a)	2.429	(b)	08/25/41	576,771
EUR	1,156	Deco Ltd. (Ireland) (a)	4.50	(b)	11/07/24	1,279,596
		GS Mortgage Securities Trust
$1,000		(a)	4.511	(b)	11/10/47	813,570
	410	(a)	4.529	(b)	09/10/47	324,375
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(a)	4.572	(b)	07/15/47	552,330
		IO
	6,416		1.146	(b)	07/15/47	337,441
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.845	(b)	02/15/48	457,536
	236	(a)	3.959	(b)	09/15/47	199,425
	335	(a)	4.661	(b)	08/15/47	289,345
	405	(a)	4.674	(b)	04/15/47	356,401
	1,004	(a)	5.046	(b)	11/15/45	988,050
		IO
	3,893		1.102	(b)	08/15/47	252,588
	400	JPMCC Re-REMIC Trust (a)	2.893	(b)	11/27/49	342,552
	3,415	KGS-Alpha SBA COOF Trust, IO (a)	2.991	(b)	07/25/41	455,636
	270	LB-UBS Commercial Mortgage Trust	6.243	(b)	09/15/45	269,727
GBP	725	Logistics PLC (United Kingdom) (a)	3.989	(b)	08/20/25	917,989
$2,000		Motel 6 Trust (a)	5.279		02/05/30	2,004,655
EUR	800	Taurus Ltd. (Germany)	4.40	(b)	02/01/26	831,792
$2,000		Wachovia Bank Commercial Mortgage Trust	5.603	(b)	10/15/48	2,007,904
		Wells Fargo Commercial Mortgage Trust
	535	(a)	3.938		08/15/50	442,333
	650	(a)	4.365	(b)	04/15/50	505,986
		WF-RBS Commercial Mortgage Trust
	248	(a)	3.692		11/15/47	186,260
	1,005	(a)	3.803	(b)	11/15/47	743,438
	303	(a)	3.986		05/15/47	232,645
	419	(a)	3.992	(b)	10/15/57	332,848
	250	(a)	4.137	(b)	05/15/45	227,421
	541	(a)	4.983	(b)	09/15/46	535,587
		Total Commercial Mortgage-Backed Securities (Cost $21,903,336)				21,024,936

		Mortgages - Other (12.0%)
		Alba PLC (United Kingdom)
GBP	400		2.574	(b)	04/24/49	488,907
	500		3.174	(b)	04/24/49	577,077
		Alternative Loan Trust
$1,317			0.618	(b)	03/25/47	950,769
	296		0.648	(b)	02/25/47	249,465
	235		0.668	(b)	05/25/47	193,109
	641		0.988	(b)	10/25/35	480,373
	570		2.383	(b)	10/25/35	487,967
	602		2.732	(b)	05/25/36	434,904
	216		2.799	(b)	08/25/35	193,566
	49		5.50		02/25/36	41,786
	178		6.00		04/25/36	139,525
	179		6.00		12/25/36	127,411
	359		6.00		07/25/37	311,586

		PAC
	37		5.50		02/25/36	32,116
	437		5.50		04/25/37	351,975
	96		6.00		04/25/36	79,285
		American Home Mortgage Assets Trust
	207		0.613	(b)	03/25/47	152,376
	442		1.425	(b)	10/25/46	349,307
		American Home Mortgage Investment Trust
	258	(a)	6.10		01/25/37	146,299
		IO
	3,535		2.078		05/25/47	652,020
		Banc of America Alternative Loan Trust
	1,721		0.938	(b)	11/25/36	1,045,994
	275		1.138	(b)	07/25/46	198,128
		Banc of America Funding Trust
	746		0.717	(b)	02/20/47	620,964
	337		5.25		07/25/37	342,480
	144		6.00		07/25/37	108,856
	834	BCAP LLC Trust (a)	0.633	(b)	07/26/35	682,612
	338	BCAP LLC Trust (a)	3.005	(b)	03/26/37	270,247
	758	Bear Stearns Structured Products, Inc. Trust	2.906	(b)	01/26/36	609,922
		Bear Stearns Trust
	2,061		0.868	(b)	05/25/36	1,714,137
	602		3.035	(b)	05/25/36	461,084
	217		3.114	(b)	05/25/47	187,100
	207	Chase Mortgage Finance Trust	1.088	(b)	02/25/37	135,072
		ChaseFlex Trust
	87		6.50		02/25/35	83,743
	86		6.50		02/25/37	60,648
		CHL Mortgage Pass-Through Trust
	630		2.542	(b)	09/25/34	541,831
	585		5.50		05/25/34	597,367
	316	Citigroup Mortgage Loan Trust	2.998	(b)	11/25/36	287,303
		Credit Suisse European Mortgage Capital Ltd. (Ireland)
EUR	1,412	(a)	2.75	(b)	04/20/20	1,484,478
		IO
	1,129	(a)	0.25		04/20/20	8,207
		CSMC Mortgage-Backed Trust
$1,119			5.587	(b)	04/25/37	563,926
	2,127		6.50		05/25/36	1,130,336
		CSMC Trust
	900	(a)	4.725	(b)	11/25/57	901,061
	764	(a)	4.764	(b)	08/25/62	750,790
GBP	1,000	Eurosail PLC (United Kingdom)	1.524	(b)	06/13/45	1,073,384
		Fannie Mae Connecticut Avenue Securities
$863			4.488	(b)	05/25/25	886,240
	1,596		5.388	(b)	11/25/24	1,688,605
GBP	743	Farringdon Mortgages No. 2 PLC (United Kingdom)	2.028	(b)	07/15/47	885,068
		First Horizon Alternative Mortgage Securities Trust
$80			6.00		08/25/36	67,543
	562		6.25		08/25/36	443,202
		Freddie Mac Structured Agency Credit Risk Debt Notes
	720		4.238	(b)	09/25/24	731,583
	466		4.488	(b)	08/25/24	479,366
	1,100		4.738	(b)	11/25/23	1,146,375
	1,500		5.038	(b)	10/25/24	1,579,149
		GreenPoint Mortgage Funding Trust
	788		0.648	(b)	02/25/37	699,536
	726		0.668	(b)	01/25/37	589,304
	306		0.778	(b)	02/25/36	264,568

EUR	1,765	Grifonas Finance PLC (Greece)	0.152	(b)	08/28/39	1,392,664
		GSR Mortgage Loan Trust
$300			2.919	(b)	03/25/37	248,410
	46		3.083	(b)	05/25/35	43,014
	1,784		3.145	(b)	12/25/34	1,714,740
		Impac CMB Trust
	142		1.223	(b)	04/25/35	111,557
	172		1.238	(b)	04/25/35	116,670
	741	Impac Secured Assets Trust	0.658	(b)	08/25/36	539,075
		JP Morgan Alternative Loan Trust
	22		3.216	(b)	11/25/36	23,341
	372		6.00		12/25/35	343,378
	318		6.00		08/25/36	309,209
		Lehman Mortgage Trust
	58		5.50		11/25/35	53,555
	189		5.50		02/25/36	179,063
	200		5.50		02/25/36	165,279
	1,251		6.00		06/25/37	784,652
	746		6.50		09/25/37	577,002
	1,363	Lehman XS Trust	0.708	(b)	06/25/47	967,975
	1,459	Luminent Mortgage Trust	0.718	(b)	05/25/37	1,095,480
	800	MASTR Adjustable Rate Mortgages Trust (a)	2.874	(b)	11/25/35	609,615
	122	MASTR Asset Securitization Trust	6.00	(b)	06/25/36	117,234
	2,780	Merrill Lynch Mortgage Investors Trust, IO (a)	2.49	(b)	02/25/36	325,004
GBP	214	Money Partners Securities 4 PLC (Ireland)	5.372	(b)	03/15/40	263,567
$940		MortgageIT Trust	0.938	(b)	10/25/35	824,381
	377	Nomura Asset Acceptance Corp. Alternative Loan Trust	0.548	(b)	10/25/36	278,001
GBP	900	Oncilla Mortgage Funding PLC (United Kingdom)	1.98	(b)	12/12/43	1,170,795
$1,215		Opteum Mortgage Acceptance Corp. Trust	0.788	(b)	04/25/36	1,064,795
GBP	1,000	Paragon Mortgages No. 13 PLC (United Kingdom)	1.328	(b)	01/15/39	979,551
		RALI Trust
$191			6.00		04/25/36	160,067
	268		6.00		08/25/36	227,716
	373		6.00		11/25/36	305,857
	694		6.00		11/25/36	557,518
	83		6.00		01/25/37	65,911
		PAC
	105		6.00		04/25/36	87,865
		Reperforming Loan REMIC Trust
	540	(a)	6.50		03/25/35	542,146
	840	(a)	7.50		11/25/34	846,825
		ResLoC UK PLC (United Kingdom)
EUR	1,210		0.187	(b)	12/15/43	966,767
GBP	860		0.792	(b)	12/15/43	897,162
	1,019	RMAC Securities No. 1 PLC (United Kingdom)	1.044	(b)	06/12/44	1,075,826
$323		STARM Mortgage Loan Trust	3.22	(b)	10/25/37	289,345
		Structured Adjustable Rate Mortgage Loan Trust
	1,058		1.495	(b)	11/25/34	948,546
	809		3.046	(b)	06/25/37	739,970
	2,614	Structured Asset Securities Corp., IO (a)	4.442	(b)	07/25/35	475,576
		Washington Mutual Mortgage Pass-Through Certificates Trust
	1,016		1.215	(b)	04/25/47	749,712
	1,115		1.425	(b)	05/25/46	853,311
	399		2.496	(b)	10/25/36	349,467
		Total Mortgages - Other (Cost $53,990,006)				54,197,626

		U.S. Treasury Securities (4.7%)
		U.S. Treasury Bonds
	2,200		2.50		02/15/45	2,344,547
	10,700		3.875		08/15/40	14,433,294

4,500	U.S. Treasury Note	0.625	11/30/17	4,500,351
	Total U.S. Treasury Securities (Cost $21,300,083)			21,278,192

	Variable Rate Senior Loan Interests (1.8%)
700	Atkore International, Inc., 2nd Lien Term	7.75	10/09/21	701,459
745	Builders FirstSource, Inc., Term B	6.00	07/31/22	749,793
741	Commercial Barge Line Co., 1st Lien Term	9.75	11/12/20	698,965
500	Coveris Holdings SA	1.00	05/08/19	499,790
898	Diamond Resorts Corp., Term Loan	5.50	05/09/21	898,741
867	FMG Resources August 2006 Pty Ltd. (Australia), Term B	4.25	06/30/19	851,979
709	Gates Global, Inc., Term B	1.00	07/06/21	695,821
366	Graton Economic Development Authority, Term B	4.75	09/01/22	367,797
746	Gruden Acquisition, Inc., 1st Lien Term	5.75	08/18/22	671,625
500	Istar Financial, Inc., Term Loan	5.50	07/01/21	504,533
697	Navistar International Corp., Term B	6.50	08/07/20	659,502
250	SAExploration Holdings, Inc., Term Loan (o)	10.63	06/28/23	250,000
664	TTM Technologies, Inc., 1st Lien Term	6.00	05/31/21	665,720
	Total Variable Rate Senior Loan Interests (Cost $8,168,197)			8,215,725

NUMBER OF SHARES				VALUE
	Common Stocks (0.1%)
	United States
	Energy Equipment & Services
11,602	SAExploration Holdings, Inc. (l)(p)			127,622
46,733	SAExploration Holdings, Inc. (p)(q)			514,063
	Total Common Stocks (Cost $209,889)			641,685

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (11.8%)
	U.S. Treasury Securities (3.4%)
	U.S. Treasury Bills
380	(r)	0.196%	10/20/16	379,789
2,975	(r)	0.336	10/20/16	2,973,349
12,000	U.S. Treasury Note	0.625	12/15/16	12,012,012
	Total U.S. Treasury Securities (Cost $15,365,718)			15,365,150

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (3.7%)
	Investment Company
16,434	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (s) (Cost $16,433,910)			16,433,910
	Investment Company (4.7%)
21,294	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (s) (Cost $21,294,446)			21,294,446
	Total Short-Term Investments (Cost $53,094,074)			53,093,506

Total Investments (Cost $459,974,557) (t)(u)	101.9%	459,666,114
Liabilities in Excess of Other Assets	(1.9)	(8,612,401)
Net Assets	100.0%	$451,053,713

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2016.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2016.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2016 were $20,534,755 and $20,953,355, respectively. The Fund received cash collateral of $16,433,910 which was subsequently invested in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $4,519,445 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	Capital appreciation bond.
(f)	Amount is less than 0.05%.
(g)	Par is less than $500.
(h)	Payment-in-kind security.
(i)	Issuer in bankruptcy.
(j)	Non-income producing security; bond in default.
(k)	Illiquid security.
(l)	Acquired through exchange offer.
(m)

At July 31, 2016, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(n)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2016. Maturity date disclosed is the ultimate maturity date.
(o)	In addition to the term loan, the Fund has an unfunded loan commitment of $250,000. As of July 31, 2016, SAExploration Holdings, Inc., did not draw down any of the commitment.
(p)	Non-income producing security.
(q)	Restricted security not registered under the Securities Act of 1933. Acquired 07/29/16 at a cost of $0. At July 31, 2016, this security had a market value of $514,063, representing 0.1% of net assets.
(r)	Rate shown is the yield to maturity at July 31, 2016.
(s)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2016, advisory fees paid were reduced by $21,880 relating to the Fund’s investment in the Liquidity Funds.

(t)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(u)

At July 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,967,843 and the aggregate gross unrealized depreciation is $12,276,286 resulting in net unrealized depreciation of $308,443.

Foreign Currency Forward Exchange Contracts Open at July 31, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group	CAD	7,827,251		$6,069,330	08/05/16	$74,265
Australia and New Zealand Banking Group	EUR	3,615,866		$3,975,536	08/05/16	(67,453)
Australia and New Zealand Banking Group	EUR	3,362,378		$3,698,464	08/05/16	(61,094)
Australia and New Zealand Banking Group	GBP	19,358,315		$25,695,453	08/05/16	74,782
Australia and New Zealand Banking Group	GBP	551,209		$723,397	08/05/16	(6,126)
Australia and New Zealand Banking Group	GBP	886,555		$1,163,772	08/05/16	(9,581)
Australia and New Zealand Banking Group	GBP	678,765		$881,556	08/05/16	(16,787)
Australia and New Zealand Banking Group	MXN	44,018,331		$2,387,462	08/05/16	40,566
Australia and New Zealand Banking Group	NZD	8,700,000	EUR	5,578,890	08/05/16	(44,275)
Australia and New Zealand Banking Group	NZD	5,007,870		$3,581,428	08/05/16	(34,697)
Australia and New Zealand Banking Group		$123,007	EUR	111,087	08/05/16	1,202
HSBC Bank PLC	AUD	7,791,976		$5,832,169	08/05/16	(88,964)
HSBC Bank PLC	CAD	2,170,302	MXN	31,000,000	08/05/16	(9,476)
HSBC Bank PLC	CAD	3,000,000		$2,271,261	08/05/16	(26,505)
HSBC Bank PLC	CAD	2,900,000		$2,218,593	08/05/16	(2,582)
HSBC Bank PLC	HUF	3,266,116,706		$11,494,461	08/05/16	(244,528)
HSBC Bank PLC	MXN	30,810,000	JPY	171,198,846	08/05/16	35,308
HSBC Bank PLC	MXN	49,232,548		$2,667,202	08/05/16	42,303
HSBC Bank PLC	MXN	1,160,059		$62,912	08/05/16	1,062
HSBC Bank PLC		$910,755	EUR	820,000	08/05/16	6,107
HSBC Bank PLC		$5,186	GBP	3,904	08/05/16	(19)
HSBC Bank PLC		$14,553	HKD	112,855	08/05/16	(6)
HSBC Bank PLC		$2,247,710	IDR	29,445,000,000	08/05/16	(606)
HSBC Bank PLC		$8,994,670	RUB	578,825,000	08/05/16	(230,096)
HSBC Bank PLC		$3,524,428	ZAR	50,530,429	08/05/16	113,548
JPMorgan Chase Bank NA	BRL	24,590,979		$7,603,890	08/05/16	27,210
JPMorgan Chase Bank NA	CAD	4,911		$3,794	08/05/16	33
JPMorgan Chase Bank NA	EUR	56,368,641		$62,891,564	08/05/16	(135,609)
JPMorgan Chase Bank NA	EUR	815,000		$897,139	08/05/16	(14,133)
JPMorgan Chase Bank NA	EUR	287,297		$320,157	08/05/16	(1,077)
JPMorgan Chase Bank NA	GBP	1,705,000		$2,276,270	08/05/16	19,708
JPMorgan Chase Bank NA	GBP	699,598		$922,230	08/05/16	(3,686)
JPMorgan Chase Bank NA	GBP	685,000		$899,389	08/05/16	(7,206)
JPMorgan Chase Bank NA	NOK	18,640,000		$2,204,939	08/05/16	(4,368)
JPMorgan Chase Bank NA	RUB	145,000,000		$2,239,382	08/05/16	43,791
JPMorgan Chase Bank NA	RUB	147,000,000		$2,220,125	08/05/16	(5,751)
JPMorgan Chase Bank NA	RUB	149,000,000		$2,234,386	08/05/16	(21,774)
JPMorgan Chase Bank NA		$5,263,622	BRL	17,090,979	08/05/16	2,247
JPMorgan Chase Bank NA		$405,925	CAD	525,374	08/05/16	(3,530)
JPMorgan Chase Bank NA		$34,413	EUR	31,000	08/05/16	249
JPMorgan Chase Bank NA		$1,800,836	EUR	1,620,000	08/05/16	10,526
JPMorgan Chase Bank NA		$434,695	GBP	331,688	08/05/16	4,293
JPMorgan Chase Bank NA		$9,671	GBP	7,353	08/05/16	61
JPMorgan Chase Bank NA		$30,042	GBP	22,850	08/05/16	200
JPMorgan Chase Bank NA		$110,497	JPY	11,107,005	08/05/16	(1,633)
JPMorgan Chase Bank NA		$490,538	MXN	9,245,735	08/05/16	2,411
JPMorgan Chase Bank NA		$5,031,434	NZD	6,893,188	08/05/16	(53,942)
JPMorgan Chase Bank NA		$2,723,497	PLN	10,898,954	08/05/16	73,096
JPMorgan Chase Bank NA		$266,702	ZAR	3,800,000	08/05/16	6,882
State Street Bank and Trust Co.		$2,291,476	BRL	7,500,000	08/05/16	19,335
State Street Bank and Trust Co.		$2,292,497	PLN	9,000,000	08/05/16	16,838
UBS AG	CAD	1,597,219		$1,220,901	08/05/16	(2,445)
UBS AG	EUR	1,612,626	NOK	15,000,000	08/05/16	(25,241)
UBS AG	EUR	3,050,951	PLN	13,500,000	08/05/16	52,659
UBS AG	EUR	247,234		$272,012	08/05/16	(4,427)
UBS AG	EUR	867,804		$956,155	08/05/16	(14,158)
UBS AG	GBP	227,635		$296,961	08/05/16	(4,313)
UBS AG	IDR	29,445,000,000		$2,252,008	08/05/16	4,904

UBS AG	JPY	27,624,939		$269,659	08/05/16	(1,104)
UBS AG	MXN	48,501,616		$2,566,071	08/05/16	(19,857)
UBS AG	NOK	19,160,000		$2,254,004	08/05/16	(16,937)
UBS AG	PLN	35,683,515		$9,022,381	08/05/16	(133,752)
UBS AG	RON	12,767,391		$3,141,065	08/05/16	(65,936)
UBS AG	RUB	137,825,000		$2,064,485	08/05/16	(22,463)
UBS AG		$367,372	EUR	330,582	08/05/16	2,259
UBS AG		$3,469	GBP	2,640	08/05/16	25
UBS AG		$2,032,591	JPY	208,178,000	08/05/16	7,840
UBS AG		$6,854,995	NOK	57,200,000	08/05/16	(75,362)
UBS AG		$131,808	PLN	525,000	08/05/16	2,903
UBS AG		$253,004	ZAR	3,778,851	08/05/16	19,058
UBS AG	ZAR	139,902,988		$9,545,978	08/05/16	(526,442)
JPMorgan Chase Bank NA	NOK	16,200,000		$1,916,244	08/12/16	(3,909)
JPMorgan Chase Bank NA	BRL	17,090,979		$5,214,639	09/02/16	159
UBS AG		$2,243,770	IDR	29,445,000,000	09/02/16	(5,713)
UBS AG		$2,050,662	RUB	137,825,000	09/02/16	21,271
	Net Unrealized Depreciation					$(1,290,462)

Futures Contracts Open at July 31, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
34	Long	UK Long Gilt Bond, Sep-16	$5,892,396	$42,999
27	Short	German Euro Bund, Sep-16	(5,065,515)	(4,830)
80	Short	U.S. Treasury 5 yr. Note, Sep-16	(9,761,250)	6,485
135	Short	U.S. Treasury 10 yr. Note, Sep-16	(17,961,328)	(424,737)
		Net Unrealized Depreciation		$(380,083)

Credit Default Swap Agreements Open at July 31, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Credit Suisse International
CMBX.NA.BBB.60	Sell	$1,500	3.00%	5/11/63	$27,632	$(100,239)	$(72,607)	NR
Credit Suisse International
CMBX.NA.BBB.60	Sell	3,000	3.00	5/11/63	57,917	(203,132)	(145,215)	NR
Credit Suisse International
CMBX.NA.BBB.60	Sell	4,096	3.00	5/11/63	(43,581)	(154,686)	(198,267)	NR
Deutsche Bank AG
CMBX.NA.BB.60	Sell	749	5.00	5/11/63	(82,853)	5,106	(77,747)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	586	5.00	5/11/63	(60,427)	(401)	(60,828)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	2,473	3.00	5/11/63	(25,106)	(94,806)	(119,912)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	2,431	3.00	5/11/63	(23,164)	(94,508)	(117,672)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	4,484	5.00	6/20/20	31,227	(347,339)	(316,112)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.26	Buy	9,000	5.00	6/20/21	(22,618)	(422,295)	(444,913)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.26	Sell	10,000	5.00	6/20/21	204,805	290,750	495,555	NR
Total Credit Default Swaps		$38,319			$63,832	$(1,121,550)	$(1,057,718)

NR	Not rated.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
MXN	Mexican Peso.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
RON	Romanian New Leu.
RUB	Russian Ruble.
ZAR	South African Rand.

Morgan Stanley Global Fixed Income Opportunities Fund

Summary of Investments • July 31, 2016 (unaudited)

PORTFOLIO COMPOSITION** as of 07/31/16	Percentage of Total Investments
Corporate Bonds	32.8%
Sovereign	28.8
Mortgages - Other	12.2
Short-Term Investments	8.3
Asset-Backed Securities	5.8
U.S. Treasury Securities	4.8
Commercial Mortgage-Backed Securities	4.7
Variable Rate Senior Loan Interests	1.9
Collateralized Mortgage Obligations - Agency Collateral Series	0.5
Common Stocks	0.2
Agency Fixed Rate Mortgages	0.0 ***
100.0%

**

Does not include open long/short futures contracts with an underlying face amount of $38,680,489 with net unrealized depreciation of $380,083. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $1,290,462 and does not include open swap agreements with net unrealized appreciation of $63,832 and the value of securities held as collateral on loaned securities.

***	Amount is less than 0.05%.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • July 31, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$145,524,568		$—	†	$145,524,568	†
Sovereign	—	127,444,592		—		127,444,592
Agency Fixed Rate Mortgages	—	193,746		—		193,746
Asset-Backed Securities	—	25,780,582		—		25,780,582
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,270,956		—		2,270,956
Commercial Mortgage-Backed Securities	—	21,024,936		—		21,024,936
Mortgages - Other	—	54,197,626		—		54,197,626
U.S. Treasury Securities	—	21,278,192		—		21,278,192
Variable Rate Senior Loan Interests	—	8,215,725	†	—		8,215,725
Total Fixed Income Securities	—	405,930,923	†	—	†	405,930,923	†
Common Stocks
Energy Equipment & Services	127,622	514,063		—		641,685
Short-Term Investments
U.S. Treasury Securities	—	15,365,150		—		15,365,150
Investment Company	37,728,356	—		—		37,728,356
Total Short-Term Investments	37,728,356	15,365,150		—		53,093,506
Foreign Currency Forward Exchange Contracts	—	727,101		—		727,101
Futures Contracts	49,484	—		—		49,484
Credit Default Swap Agreements	—	321,581		—		321,581
Total Assets	37,905,462	422,858,818	†	—	†	460,764,280	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,017,563)		—		(2,017,563)
Futures Contracts	(429,567)	—		—		(429,567)
Credit Default Swap Agreements	—	(257,749)		—		(257,749)
Total Liabilities	(429,567)	(2,275,312)		—		(2,704,879)
Total	$37,475,895	$420,583,506	†	$—	†	$458,059,401	†

†            Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2016, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2016	$—	†

†   Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2016